Risk management and concentrations of risk (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Beginning Balance, Before tax gains (losses)	$ (8,830)	$ (10,159)	$ 0
Effective portion of unrealized loss on cash flow hedge, Before tax gains (losses)	1,028	474	(10,164)
Reclassification of amortization of cash flow hedge to earnings, Before tax gains (losses)	855	855	5
Other comprehensive income for period, Before tax gains (losses)	1,883	1,329	(10,159)
Ending Balance, Before tax gains (losses)	(6,947)	(8,830)	(10,159)
Beginning Balance, Tax benefit (expense)	1,589	1,984	0
Effective portion of unrealized loss on cash flow hedge, Tax benefit (expense)	0	0	1,984
Reclassification of amortization of cash flow hedge to earnings, Tax benefit (expense)	(378)	(395)	0
Other comprehensive income for period, Tax benefit (expense)	(378)	(395)	1,984
Ending Balance, Tax benefit (expense)	1,211	1,589	1,984
Beginning Balance, Net of Tax	(7,241)	(8,175)	0
Effective portion of unrealized loss on cash flow hedge, Net of tax	1,028	474	(8,180)
Reclassification of amortization of cash flow hedge to earnings, Net of tax	477	460	5
Other comprehensive income for period, Net of tax	1,505	934	(8,175)
Ending Balance, Net of Tax	(5,736)	(7,241)	(8,175)
Beginning Balance, Accumulated OCI	(7,241)	(8,175)	0
Effective portion of unrealized loss on cash flow hedge, Accumulated OCI	1,028	474	(8,180)
Reclassification of amortization of cash flow hedge to earnings, Accumulated OCI	477	460	5
Other comprehensive income (loss) for period, Accumulated OCI	1,505	934	(8,175)
Ending Balance, Accumulated OCI	$ (5,736)	$ (7,241)	$ (8,175)